Intangible Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Intangible Assets [Line Items]
Amortized period	18 years		18 years		18 years
Estimated useful life	18 years		18 years		18 years
Weighted average estimated remaining useful life			11 years		11 years
Amortization expense on intangible assets	$ 41,000	$ 41,000	$ 122,000	$ 122,000	$ 162,636	$ 171,858
Intellectual Property [Member]
Intangible Assets [Line Items]
Amortized period	18 years		18 years		18 years
Estimated useful life	18 years		18 years		18 years